REVENUE AND OTHER INCOME (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Revenue [abstract]
Sale of goods	¥ 498,189	¥ 821,792	¥ 793,745
Other income
Interest income	36	32	1,791
Foreign exchange gain	450	0	0
Gain on disposal of fixed assets	0	70	0	$ 0
Reversal of provision for litigation claim originally estimated under current liabilities	0	0	1,650
Rental income	14,151	14,151	11,792
Other Income	¥ 14,637	¥ 14,253	¥ 15,233